Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 96.1%
Affiliated Mutual Funds
Domestic Equity — 40.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	121,386	$1,357,096
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	540,073	9,467,486
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	169,738	1,539,527
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	372,711	5,866,475
		18,230,584
Fixed Income — 33.6%
PGIM Core Conservative Bond Fund (Class R6)	309,769	2,496,741
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	311,277	2,234,969
PGIM TIPS Fund (Class R6)	627,524	5,070,396
PGIM Total Return Bond Fund (Class R6)	471,600	5,263,061
		15,065,167
International Equity — 21.8%
PGIM Global Real Estate Fund (Class R6)	156,364	2,534,663
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	139,760	1,422,759
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	479,545	5,816,883
		9,774,305

Total Long-Term Investments (cost $41,035,489)		43,070,056

Short-Term Investment 4.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,790,552)	1,790,552	1,790,552

TOTAL INVESTMENTS 100.1% (cost $42,826,041)(wa)		44,860,608
Liabilities in excess of other assets (0.1)%		(56,975)

Net Assets 100.0%		$44,803,633

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds